Business Combinations - Summary Of Provisional Accounting Pending Allocation (Detail) € in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 16, 2022 USD ($)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 EUR (€)	Oct. 18, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 356,350	$ 353,645
The Smart Cube [Member]
Disclosure of detailed information about business combination [line items]
Cash			$ 6,777
Trade receivables			6,672
Unbilled revenue			1,775
Prepayment and other current assets			961
Property and equipment			319
Right-of-use assets			1,781
- Customer relationships			26,759
- Customer contracts			1,972
- Covenant not-to-compete			1,309
- Software			1,305
Non-current assets			1,284
Deferred tax assets			1,372
Current liabilities			(6,241)
Non-current liabilities			(1,352)
Lease liabilities			(1,736)
Deferred tax liabilities			(7,758)
Net assets acquired			35,199
Less: Purchase consideration			(121,643)
Goodwill on acquisition			$ 86,444
OptiBuy [Member]
Disclosure of detailed information about business combination [line items]
Cash				$ 1,081
Trade receivables				1,936
Unbilled revenue				294
Prepayment and other current assets				355
Property and equipment				45
Right-of-use assets				238
- Customer relationships				3,434
- Customer contracts				932
- Covenant not-to-compete				956
- Software				122
Non-current assets				590
Deferred tax assets				17
Current liabilities				(2,557)
Non-current liabilities				(53)
Lease liabilities				(234)
Deferred tax liabilities				(1,027)
Net assets acquired				6,129
Less: Purchase consideration				(31,756)	€ (30,192)
Goodwill on acquisition				$ 25,627
Large Insurance Company [Member]
Disclosure of detailed information about business combination [line items]
- Customer contracts						$ 37,890
Deferred tax liabilities						(9,300)
Net assets acquired						28,590
Less: Purchase consideration						(44,000)
Goodwill on acquisition						$ 15,410